Leases - Summary of Future Lease Payments for the Lease Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 614,862	₩ 562,345
Within one year
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	214,922	194,384
After one year but within five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	355,365	317,609
After five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 44,575	₩ 50,352